Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Summary of Asset Impairment

Asset impairment for the years ended December 31, 2017, 2016 and 2015 consist of the following:

	2017	2016	2015
	(in million pesos)
Property and equipment (Note 9)	3,913	—	5,788
Trade and other receivables (Notes 17 and 28)	3,438	8,027	3,391
Inventories and supplies (Note 18)	907	1,941	511
Goodwill and intangible assets (Note 15)	—	1,038	—
Others	—	36	—
Total asset impairment	8,258	11,042	9,690

Summary of Interest Income

Interest income for the years ended December 31, 2017, 2016 and 2015 consist of the following:

	2017	2016	2015
	(in million pesos)
Interest income on loans and receivables (Notes 12 and 16)	1,404	980	742
Interest income on HTM investments (Note 12)	8	36	43
Interest income on financial instruments at FVPL	—	30	14
Total interest income	1,412	1,046	799

Summary of Non-service Revenues

Non-service revenues for the years ended December 31, 2017, 2016 and 2015 consist of the following:

	2017	2016	2015
	(in million pesos)
Sale of computers, cellular handsets, cellular SIM-packs and broadband data modems	7,889	7,239	7,487
Point-product-sales	872	813	686
Total non-service revenues	8,761	8,052	8,173

Summary of Selling, General and Administrative Expenses

Selling, general and administrative expenses for the years ended December 31, 2017, 2016 and 2015 consist of the following:

	2017	2016	2015
	(in million pesos)
Compensation and employee benefits	22,782	19,928	21,606
Repairs and maintenance (Notes 13, 18 and 25)	12,744	14,706	14,632
Professional and other contracted services (Note 25)	12,168	9,386	8,175
Rent (Note 25)	7,016	6,632	6,078
Selling and promotions (Note 25)	5,908	7,687	9,747
Taxes and licenses (Note 27)	3,970	3,782	4,592
Insurance and security services (Note 25)	1,519	1,736	1,794
Communication, training and travel (Note 25)	1,166	1,249	1,348
Amortization of intangible assets (Note 15)	835	929	1,076
Other expenses	882	1,161	1,241
Total selling, general and administrative expenses	68,990	67,196	70,289

Summary of Compensation and Employee Benefits

Compensation and employee benefits for the years ended December 31, 2017, 2016 and 2015 consist of the following:

	2017	2016	2015
	(in million pesos)
Salaries and other employee benefits	18,598	17,734	17,947
Manpower rightsizing program, or MRP	1,747	419	1,764
Pension benefit costs (Note 26)	1,610	1,775	1,895
Incentive plan (Note 26)	827	—	—
Total compensation and employee benefits	22,782	19,928	21,606

Summary of Cost of Sales and Services

Cost of sales and services for the years ended December 31, 2017, 2016 and 2015 consist of the following:

	2017	2016	2015
	(in million pesos)
Cost of computers, cellular handsets, cellular SIM -packs sold and broadband data modems (Note 18)	10,277	16,053	15,794
Cost of services (Note 18)	2,572	1,540	1,064
Cost of point-product-sales (Note 18)	784	700	579
Cost of satellite air time and terminal units (Note 25)	—	—	16
Total cost of sales and services	13,633	18,293	17,453

Disclosure Of Other Income (Expenses)

Other income (expenses) for the years ended December 31, 2017, 2016 and 2015 consist of the following:

	2017	2016	2015
	(in million pesos)
Gains on sale of investment (Note 10)	6,512	7,365	2,838
Equity share in net earnings of associates and joint ventures (Note 10)	2,906	1,181	3,241
Interest income (Notes 12 and 16)	1,412	1,046	799
Gains on derivative financial instruments - net (Note 28)	533	996	420
Foreign exchange losses - net (Notes 9 and 28)	(411)	(2,785)	(3,036)
Financing costs - net	(7,370)	(7,354)	(6,259)
Other income (expenses) - net (Notes 11 and 13)	1,476	(3,081)	(3,200)
Total other income (expense)	5,058	(2,632)	(5,197)

Summary of Financing Costs - Net

Financing costs – net for the years ended December 31, 2017, 2016 and 2015 consist of the following:

	2017	2016	2015
	(in million pesos)
Interest on loans and other related items (Notes 21 and 28)	7,830	7,522	6,289
Accretion on financial liabilities (Notes 21 and 28)	219	230	231
Financing charges	137	168	109
Capitalized interest (Note 9)	(816)	(566)	(370)
Total financing costs – net	7,370	7,354	6,259